Shareholders' Deficit - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	May 29, 2025	Dec. 31, 2024	Oct. 17, 2022
Shareholders' Deficit
Share Price		$ 0.61	$ 0.61	$ 0.61
CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Warrants outstanding	2,300,000			2,300,000
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Share Price	$ 9.2
Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00 | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Redemption period	30 days
Stock price trigger for redemption of public warrants	$ 18,000
Warrants | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Exercise price of warrants	$ 11.5
Private Placement Warrants | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Warrants outstanding	13,350,000			13,350,000
Exercise price of warrants					$ 11.5
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Public Warrants | CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Warrants outstanding	11,500,000			11,500,000
Fractional warrants issued upon conversion of units	0
Warrants exercisable term from the completion of business combination	30 days
Warrants exercisable term from closing of initial public offering	12 months
Maximum period after business combination in which to file registration statement	20 days
Public Warrants expiration term	5 years
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%